Other operating income	12 Months Ended
Dec. 31, 2023
Other operating income
Other operating income

5. Other operating (expense)/ income

Other operating expense/income includes income and expense from all other operating activities which are not related to the ordinary course of business of the Group, such as gains/losses from disposals and transaction-related costs.

In 2023, the Group recognised £10m loss on disposal of the Lamisil brand.

In 2022, the Group recognised a £24m gain on the disposal of the Polocard brand, a product sold in Poland. In 2021 the Group recognised a net gain on disposals of intangible assets and businesses of £31m, which included divestments of Transderm Scop, Acne-Aid and Baldriparan.